Transactions and balances with related parties - Key management (Details) - Key Management Personnel of Entity or Parent - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Deferred income
Short-term employee benefits	$ 945	$ 765	$ 1,757	$ 1,576
Other benefits	15	14	30	48
Share-based compensation	453	326	1,162	792
Total	$ 1,413	$ 1,105	$ 2,949	$ 2,416